Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities

The following tables present the Company’s fair value hierarchy for its financial assets and liabilities that are measured at fair value on a recurring basis (in thousands):

			Significant other	Significant unobservable
		Quoted prices in active	observable inputs	inputs
As of March 31, 2025	Total	markets (Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash equivalents: (1)
Money market funds	$43,535	$43,535	$—	$—
Commercial paper	—	—	—	—
U.S. Treasuries	13,846	—	13,846	—
Total cash equivalents	57,381	43,535	13,846	—
Marketable securities:
Commercial paper	—	—	—	—
U.S. Treasuries	65,515	—	65,515	—
U.S. Government agency bonds	69,306	—	69,306	—
Corporate bonds	55,548	—	55,548	—
Total marketable securities	190,369	—	190,369	—
Total financial assets	$247,750	$43,535	$204,215	$—

Financial liabilities:
Contingent consideration (2)	6,991	—	—	6,991
Total financial liabilities	$6,991	$—	$—	$6,991

			Significant other	Significant unobservable
		Quoted prices in active	observable inputs	inputs
As of December 31, 2024	Total	markets (Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash equivalents: (1)
Money market funds	$44,426	$44,426	$—	$—
Total cash equivalents	44,426	44,426	—	—
Marketable securities:
Commercial paper	1,494	—	1,494	—
U.S. Treasuries	61,857	—	61,857	—
U.S. Government agency bonds	93,978	—	93,978	—
Corporate bonds	75,084	—	75,084	—
Total marketable securities	232,413	—	232,413	—
Total financial assets	$276,839	$44,426	$232,413	$—
(1)	Included in cash and cash equivalents on the Consolidated Balance Sheets.
(2)	Earnout 2 included in the acquisition of Emission (refer to Note 3 - Acquisitions) requires additional consideration to be paid to the selling shareholders based on the amount and timing of certain performance targets over a five year period ending December 31, 2029. Monte-Carlo simulations were used to determine the fair value, including the following significant unobservable inputs:
projected revenue, a risk adjusted discount rate, and revenue volatility. Increases or decreases in the inputs would have resulted in a higher or lower fair value measurement. The range of outcomes payable is zero to $50.0 million. The fair value of the contingent consideration is recorded in accrued expenses and other current liabilities and non-current portion of contingent consideration on the Consolidated Balance Sheets.

The following tables present the Company’s fair value hierarchy for its financial assets that are measured at fair value on a recurring basis (in thousands):

				Significant
		Quoted prices in	Significant other	unobservable
		active markets	observable inputs	inputs
As of December 31, 2024	Total	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash equivalents: (1)
Money market funds	$44,426	$44,426	$—	$—
Total cash equivalents	$44,426	$44,426	$—	$—
Marketable securities:
Commercial paper	$1,494	$—	$1,494	$—
U.S. Treasuries	61,857	—	61,857	—
U.S. Government agency bonds	93,978	—	93,978	—
Corporate bonds	75,084	—	75,084	—
Total marketable securities	232,413	—	232,413	—
Total financial assets	$276,839	$44,426	$232,413	$—

				Significant
		Quoted prices in	Significant other	unobservable
		active markets	observable inputs	inputs
As of December 31, 2023	Total	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash equivalents: (1)
Money market funds	$155,367	$155,367	$—	$—
Commercial paper	1,996	—	1,996	—
U.S. Treasuries	4,897	—	4,897	—
Total cash equivalents	$162,260	$155,367	$6,893	$—
Marketable securities:
Commercial paper	$51,498	$—	$51,498	$—
U.S. Government agency bonds	28,398	—	28,398	—
Corporate bonds	67,006	—	67,006	—
Total marketable securities	146,902	—	146,902	—
Total financial assets	$309,162	$155,367	$153,795	$—
(1)	Included in cash and cash equivalents on the Consolidated Balance Sheets.

Fair Value Measured on Recurring Basis

The following table presents the changes in the Company’s Level 3 financial instruments measured at fair value on a recurring basis:

Level 3 Liabilities
Balance as of December 31, 2024	$—
Acquisition of Emission - Earnout 2 (1)	6,612
Change in fair value of contingent consideration (2)	379
Balance as of March 31, 2025	$6,991
(1)	Refer to Note 3 - Acquisitions.
(2)

The change in fair value subsequent to the acquisition date was due to the passage of time and is recorded in change in fair value of contingent consideration on the Consolidated Statements of Operations.